Condensed Balance Sheets - USD ($)		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash		$ 109,240	$ 551,258	$ 0
Prepaid Expenses		64,372	70,406	0
Total Current Assets		173,612	621,664	0
Deferred offering costs			0	130,686
Cash and marketable securities held in Trust Account		345,171,114	345,031,308	0
Total Assets		345,344,726	345,652,972	130,686
Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit
Accounts payable and accrued expenses		212,641	182,120	0
Accrued offering costs and expenses			0	113,778
Total Current Liabilities		212,641	182,120	113,778
Deferred underwriting fee		12,075,000	12,075,000	0
Warrant liabilities		12,833,955	23,093,608	0
Total Liabilities		25,121,596	35,350,728	113,778
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 34,500,000 shares, issued and outstanding, at redemption value at March 31, 2022 and December 31, 2021		345,151,304	345,031,308	0
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding		0	0	0
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 shares subject to possible redemption)		0	0	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding		863	863	719	[1]
Additional paid-in capital		0	0	24,137
Accumulated deficit		(24,929,037)	(34,729,927)	(7,948)
Total Shareholders' Deficit		(24,928,174)	(34,729,064)	16,908
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit		$ 345,344,726	$ 345,652,972	130,686
Previously Reported [Member]
Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit
Accrued offering costs and expenses				113,634
Total Liabilities				113,634
Shareholders' Deficit
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding	[2]			863
Total Shareholders' Deficit				$ 17,052

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.
[2]	Share count at December 31, 2020 included up to 1,125,000 founder shares that were subject to forfeiture by the Sponsor if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6).